Business Acquisitions and Disposal - Schedule of Purchase Price for the Acquisition (Parentheticals) (Details)	Dec. 31, 2025 shares
Schedule of Purchase Price for the Acquisition [Abstract]
Share-based consideration of the Group’s ordinary shares (in Shares)	18,275